Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2018 CAD ($) share year	Dec. 31, 2017 CAD ($) share	Dec. 31, 2016 CAD ($) share
Statements [Line Items]
Exercise price | $	$ 1.50	$ 2.00	$ 1.03
Number of warrants | share	3,959,805	7,402,655	8,848,821
Expire December 19, 2019 [Member]
Statements [Line Items]
Exercise price | $	$ 1.45
Remaining life (years) | year	0.97
Number of warrants | share	3,733,905
Expire January 17, 2020 [Member]
Statements [Line Items]
Exercise price | $	$ 2.29
Remaining life (years) | year	1.05
Number of warrants | share	225,900